Balance Sheet Impact of Net Unrealized Gains on Securities	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Balance Sheet Impact of Net Unrealized Gains on Securities
Balance Sheet Impact of Net Unrealized Gains on Securities

In addition to adjusting fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs and certain other balance sheet amounts related to annuity and life businesses be adjusted to the extent that unrealized gains and losses from securities would result in adjustments to those balances had the unrealized gains or losses actually been realized. The following table shows (in millions) the components of the net unrealized gains on securities that is included in AOCI in GALIC’s Balance Sheet.

	Asset (Liability) before Net Unrealized	Impact of Net Unrealized Gains on Securities	Carrying Value of Asset (Liability)
December 31, 2019
Fixed maturities	$36,144	$1,755	$37,899
Deferred policy acquisition costs	1,394	(681)	713
Annuity benefits accumulated	(40,186)	(220)	(40,406)
Unearned revenue (included in other liabilities)	(23)	11	(12)
Net unrealized gain, pretax		865
Deferred tax on unrealized gain		(182)
Net unrealized gain, after tax (included in AOCI)		$683

December 31, 2018
Fixed maturities	$34,024	$108	$34,132
Deferred policy acquisition costs	1,423	(42)	1,381
Annuity benefits accumulated	(36,602)	(14)	(36,616)
Unearned revenue (included in other liabilities)	(29)	1	(28)
Net unrealized gain, pretax		53
Deferred tax on unrealized gain		(11)
Net unrealized gain, after tax (included in AOCI)		$42